Incentive Units (Tables)	9 Months Ended
Sep. 30, 2014
Compensation Related Costs [Abstract]
Fair Value of Incentive Units Estimated

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

	Exchanged Incentive Units	Subsequent Incentive Units
Valuation date	9/30/2014	9/30/2014
Dividend yield	0%	0%
Expected volatility	21.47%	21.47%
Risk-free rate	0.90%	0.90%
Expected life (years)	2.67	2.67